Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2016
Allowance for doubtful accounts
Schedule of Allowance for Doubtful Account Activity

	Yen in millions
	2014	2015	2016
Allowance for doubtful accounts at beginning of the year	¥1,375	¥1,593	¥1,295
Provision for doubtful accounts, net of reversal	366	(388)	336
Write-offs	(267)	(37)	(301)
Translation adjustment and other	119	127	(60)

Allowance for doubtful accounts at the end of the year	¥1,593	¥1,295	¥1,270